Document and Entity Information	Jun. 24, 2021
Cover [Abstract]
Entity Registrant Name	ATHERSYS, INC / NEW
Amendment Flag	false
Entity Central Index Key	0001368148
Document Type	8-K
Document Period End Date	Jun. 24, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-33876
Entity Tax Identification Number	20-4864095
Entity Address, Address Line One	3201 Carnegie Avenue
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44115-2634
City Area Code	(216)
Local Phone Number	431-9900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ATHX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false